                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 1999
                                    -----------------

Check here if Amendment [   ]; Amendment Number:
                                                ------
         This Amendment [Check only one.]:   [   ] is a restatement
                                             [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        BVF Inc.
           ----------
Address:     227 West Monroe Street, Suite 4800
           -------------------------------------
             Chicago, Illinois  60606
           -----------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark N. Lampert
             -----------------
Title:       President
             -----------
Phone:       (312) 263-7777
             ----------------

Signature, Place and Date of Signing:

    /s/ Mark N. Lampert    San Francisco, California            2/11/00
   ---------------------------------------------------------------------------
     [Signature]               [City, State]                    [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).


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[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:           1
                                        --------------------

Form 13F Information Table Entry Total:      34
                                        --------------------

Form 13F Information Table Value Total:      $180,087
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number      Name

           1.              28-6770                    BVF PARTNERS L.P.
         ----                 ----                   ------------------------

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Page 3 of 4


                                    FORM 13F

                       Name of Reporting Manager: BVF Inc.

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            Column 1:          Column 2:    Column 3:   Column 4:              Column 5:
         Name of Issuer         Title of      CUSIP       Value
                                 Class                  (x$1000)    ------------------------------
                                                                      Shrs        Sh/       Put/
                                                                       Prn        Prn       Call
---------------------------------------------------------------------------------------------------
Advanced Magnetics Inc           Com       00753P103        4,027      976,235     Sh
Aquila Biopharm Inc              Com       03839F107          748      315,126     Sh
Ariad Pharmaceuticals            Warrant   04033A100           75      133,500     Sh
Ariad Pharmaceuticals            Com       04033A100        5,766    2,049,600     Sh
Arqule Inc                       Com       04269E107       10,731    1,046,900     Sh
Autoimmune Inc                   Com       052776101        1,950    2,398,300     Sh
Biochem Pharmaceuticals Inc.     Com       09058T108          235       10,809     Sh
Cadus Pharmaceutical Corp        Com       127639102          282      900,000     Sh
Cell Genesys Inc.                Com       150921104        1,717      134,000     Sh
Cortech Inc                      Com       22051J100        1,080      183,774     Sh
Corvas Intl Inc                  Com       221005101        9,261    2,086,643     Sh
Creative Biomolecules Inc        Com       225270107          288       58,300     Sh
Epimmune Inc.                    Com       29425Y101          113       43,500     Sh
Genome Therapeutics Corp         Com       372430108       11,947      740,885     Sh
Immunogen Inc.                   Com       45253H101        8,717    1,584,819     Sh
Magainin Pharmaceuticals Inc     Com       559036108          220      121,100     Sh
Microcide Pharmaceuticals Inc    Com       595018102       17,498    1,971,600     Sh
Neurocrine Bioscience Inc        Com       64125C109        2,012       81,300     Sh
Neurogen Corp                    Com       64124E106       19,902    1,206,206     Sh
NPS Pharmaceuticals Inc          Com       62936P103        3,137      256,114     Sh
OSI Pharmaceuticals Inc          Com       671040103       19,756    2,488,790     Sh
Protein Polymer Technologies     Com       743697104          123      652,000     Sh
QLT Phototherapeutics Inc        Com       746927102          464        6,230     Sh
SIBIA Neurosciences Inc          Com       825732100       12,164    1,431,000     Sh
Synaptic Pharmaceutical Corp     Com       87156R109       10,144    1,502,817     Sh
Titan Pharmaceuticals Inc Del    Com       888314101          831       43,750     Sh
---------------------------------------------------------------------------------------------------
COLUMN TOTAL                                              143,188
---------------------------------------------------------------------------------------------------

                                                                          ---------------------------
                                                                                (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------
            Column 1:           Column 6:      Column 7:                     Column 8:
         Name of Issuer         Investment       Other                   Voting Authority
                                Discretion     Managers     -----------------------------------------
                                                               Sole           Shared         None

-----------------------------------------------------------------------------------------------------
Advanced Magnetics Inc          Defined           1              976,235
Aquila Biopharm Inc             Defined           1              315,126
Ariad Pharmaceuticals           Defined           1              133,500
Ariad Pharmaceuticals           Defined           1            2,049,600
Arqule Inc                      Defined           1            1,046,900
Autoimmune Inc                  Defined           1            2,398,300
Biochem Pharmaceuticals Inc.    Defined           1               10,809
Cadus Pharmaceutical Corp       Defined           1              900,000
Cell Genesys Inc.               Defined           1              134,000
Cortech Inc                     Defined           1              183,774
Corvas Intl Inc                 Defined           1            2,086,643
Creative Biomolecules Inc       Defined           1               58,300
Epimmune Inc.                   Defined           1               43,500
Genome Therapeutics Corp        Defined           1              740,885
Immunogen Inc.                  Defined           1            1,584,819
Magainin Pharmaceuticals Inc    Defined           1              121,100
Microcide Pharmaceuticals Inc   Defined           1            1,971,600
Neurocrine Bioscience Inc       Defined           1               81,300
Neurogen Corp                   Defined           1            1,206,206
NPS Pharmaceuticals Inc         Defined           1              256,114


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            Column 1:           Column 6:      Column 7:                     Column 8:
         Name of Issuer         Investment       Other                   Voting Authority
                                Discretion     Managers     -----------------------------------------
                                                               Sole           Shared         None

-----------------------------------------------------------------------------------------------------

OSI Pharmaceuticals Inc         Defined           1            2,488,790
Protein Polymer Technologies    Defined           1              652,000
QLT Phototherapeutics Inc       Defined           1                6,230
SIBIA Neurosciences Inc         Defined           1            1,431,000
Synaptic Pharmaceutical Corp    Defined           1            1,502,817
Titan Pharmaceuticals Inc Del   Defined           1               43,750
-----------------------------------------------------------------------------------------------------
COLUMN TOTAL
-----------------------------------------------------------------------------------------------------


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    Page 4 of 4

                                    FORM 13F

                       Name of Reporting Manager: BVF Inc.
----------------------------------------------------------------------------------------------------
            Column 1:          Column 2:    Column 3:   Column 4:              Column 5:
         Name of Issuer         Title of      CUSIP       Value
                                 Class                  (x$1000)    ------------------------------
                                                                      Shrs        Sh/       Put/
                                                                       Prn        Prn       Call
----------------------------------------------------------------------------------------------------
Amgen Inc                        Com        031162100     1,682       28,000       Sh       Put
Biogen Inc.                      Com        090597105     4,648       55,000       Sh       Put
Chiron Corp                      Com        170040109     4,238      100,000       Sh       Put
Genzyme Corp                     Com        372917609       900       20,000       Sh       Put
Glaxo Wellcome PLC               Com        37733W105     6,035      108,000       Sh       Put
Sponsored ADR
                                                                                            Put
Johnson & Johnson                Com        478160104    10,817      116,000       Sh       Put
Merck & Co Inc                   Com        589331107     6,719      100,000       Sh       Put
Smithkline Beecham PLC           Com        832378301     1,860       29,000       Sh
----------------------------------------------------------------------------------------------------
COLUMN TOTAL                                             36,899
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CUMULATIVE TOTAL                                        180,087
----------------------------------------------------------------------------------------------------


                                                                       ---------------------------
                                                                             (SEC USE ONLY)


--------------------------------------------------------------------------------------------------
            Column 1:        Column 6:      Column 7:                     Column 8:
         Name of Issuer      Investment       Other                   Voting Authority
                             Discretion     Managers     -----------------------------------------
                                                            Sole           Shared         None

--------------------------------------------------------------------------------------------------
Amgen Inc                     Defined          1             28,000
Biogen Inc.                   Defined          1             55,000
Chiron Corp                   Defined          1            100,000
Genzyme Corp                  Defined          1             20,000
Glaxo Wellcome PLC            Defined          1            108,000
Sponsored ADR
Johnson & Johnson             Defined          1            116,000
Merck & Co Inc                Defined          1            100,000
Smithkline Beecham PLC        Defined          1             29,000
--------------------------------------------------------------------------------------------------
COLUMN TOTAL
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CUMULATIVE TOTAL
--------------------------------------------------------------------------------------------------